--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                                RWB/DFA Two-Year
                              Government Portfolio

                                 Annual Report

                          Year Ended November 30, 1997

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Net Assets.............................................       2
    Statement of Operations.............................................       3
    Statements of Changes in Net Assets.................................       4
    Financial Highlights................................................       5
    Notes to Financial Statements.......................................     6-7
    Report of Independent Accountants...................................       8

THE DFA INVESTMENT TRUST COMPANY -- THE DFA TWO-YEAR GOVERNMENT SERIES
    Performance Chart...................................................       9
    Statement of Operations.............................................      10
    Statements of Changes in Net Assets.................................      11
    Financial Highlights................................................      12
    Notes to Financial Statements.......................................      13
    Report of Independent Accountants...................................      14

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO VS.
MERRILL LYNCH GOVERNMENTS, U.S. TREASURY, SHORT TERM (1-2.99 YEARS)
                      JULY 1996-NOVEMBER 1997
                         GROWTH OF $10,000
                                                                                              MERRILL LYNCH GOVERNMENTS,
                                                                        RWB/DFA TWO-YEAR            U.S. TREASURY,
                                                                      GOVERNMENT PORTFOLIO    SHORT TERM (1-2.99 YEARS)

                                                                                    $10,000                       $10,000
Jul-96                                                                              $10,050                       $10,039
                                                                                    $10,080                       $10,073
                                                                                    $10,158                       $10,165
                                                                                    $10,258                       $10,280
                                                                                    $10,329                       $10,359
                                                                                    $10,329                       $10,359
Jan-97                                                                              $10,381                       $10,408
                                                                                    $10,412                       $10,431
                                                                                    $10,396                       $10,427
                                                                                    $10,479                       $10,513
                                                                                    $10,542                       $10,584
                                                                                    $10,616                       $10,657
Jul-97                                                                              $10,721                       $10,775
                                                                                    $10,743                       $10,784
                                                                                    $10,810                       $10,866
                                                                                    $10,874                       $10,947
Nov-97                                                                              $10,906                       $10,973
Annualized Total Return (%)                                                        One Year                From July 1996
                                                                                       5.58                          6.31
The portfolio seeks to maximize expected returns by
shifting maturities based on changes in the yield curve.
Using current prices, the strategy creates a matrix of
expected returns from different buy and sell strategies
and identifies the optimal maturity range for the highest
expected returns. Maturities are shifted if sufficient
premiums can be documented. Investments are made in U.S.
government securities with a maximum maturity of two
years.
The portfolio's returns in fiscal 1997 reflected the
performance of its strategy.
Past performance is not predictive of future performance.
Merrill Lynch Governments, U.S. Treasury, Short-Term
(1-2.99 Years) courtesy of Merrill Lynch.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
U.S. TREASURY OBLIGATIONS -- (97.7%)
U.S. Treasury Notes
   4.750%, 10/31/98....................................  $     11,000  $ 10,904,519
   5.875%, 10/31/98....................................        59,000    59,082,010
   5.625%, 11/30/98....................................         2,000     1,997,980
   5.750%, 12/31/98....................................        11,000    11,005,059
   5.875%, 01/31/99....................................         3,000     3,004,230
   5.875%, 02/28/99....................................        42,000    42,062,580
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $127,881,773)...................................                 128,056,378
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.3%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   8.50%, 11/15/00, valued at $1,658,944) to be
   repurchased at $1,630,740 (Cost $1,630,000).........         1,630     1,630,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.0%)
  (Cost $129,511,773)++................................                 129,686,378
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.0%)
 Other Assets..........................................                   1,407,397
 Liabilities...........................................                     (27,674)
                                                                       ------------
                                                                          1,379,723
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 12,849,988
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $131,066,101
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.20
                                                                       ------------
                                                                       ------------
--------------
+See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Net Investment Income from The DFA Investment Trust Company..........................  $   6,632
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................         12
    Accounting & Transfer Agent Fees.....................................................         38
    Shareholder Services.................................................................         35
    Legal Fees...........................................................................          9
    Audit Fees...........................................................................          1
    Filing Fees..........................................................................         47
    Shareholders' Reports................................................................         15
    Directors' Fees and Expenses.........................................................          5
    Organization Costs...................................................................          6
    Other................................................................................          2
                                                                                           ---------
        Total Expenses...................................................................        170
    Less: Fees Waived and Expenses Reimbursed............................................         (2)
                                                                                           ---------
        Net Expenses.....................................................................        168
                                                                                           ---------
    NET INVESTMENT INCOME................................................................      6,464
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain on Investment Securities...............................................        134

Change in Unrealized Appreciation (Depreciation) of Investment Securities................       (183)
                                                                                           ---------

    NET LOSS ON INVESTMENT SECURITIES....................................................        (49)
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   6,415
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                 YEAR        JUNE 7
                                                                                                 ENDED         TO
                                                                                               NOV. 30,     NOV. 30,
                                                                                                 1997         1996
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................................  $     6,464  $     2,583
    Net Realized Gain on Investment Securities..............................................          134          504
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...............         (183)         357
                                                                                              -----------  -----------
        Net Increase in Net Assets Resulting from Operations................................        6,415        3,444
                                                                                              -----------  -----------

Distributions From:
    Net Investment Income...................................................................       (5,995)      (1,200)
    Net Realized Gains......................................................................         (506)          --
                                                                                              -----------  -----------
        Total Distributions.................................................................       (6,501)      (1,200)
                                                                                              -----------  -----------
Capital Share Transactions (1):
    Shares Issued...........................................................................       57,459      114,883
    Shares Issued in Lieu of Cash Distributions.............................................           73            3
    Shares Redeemed.........................................................................      (31,024)     (12,486)
                                                                                              -----------  -----------
        Net Increase From Capital Share Transactions........................................       26,508      102,400
                                                                                              -----------  -----------
        Total Increase......................................................................       26,422      104,644
NET ASSETS
    Beginning of Period.....................................................................      104,644           --
                                                                                              -----------  -----------
    End of Period...........................................................................  $   131,066  $   104,644
                                                                                              -----------  -----------
                                                                                              -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................................................        5,691       11,470
    Shares Issued in Lieu of Cash Distributions.............................................            7           --
    Shares Redeemed.........................................................................       (3,075)      (1,243)
                                                                                              -----------  -----------
                                                                                                    2,623       10,227
                                                                                              -----------  -----------
                                                                                              -----------  -----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                                       YEAR           JUNE 7,
                                                                                                      ENDED              TO
                                                                                                     NOV. 30,         NOV. 30,
                                                                                                       1997             1996
                                                                                                    ----------       ----------
Net Asset Value, Beginning of Period..........................................................      $    10.23       $    10.00
                                                                                                    ----------       ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.......................................................................            0.54             0.26
  Net Gains (Losses) on Securities (Realized and Unrealized)..................................            0.01             0.10
                                                                                                    ----------       ----------
  Total from Investment Operations............................................................            0.55             0.36
                                                                                                    ----------       ----------
LESS DISTRIBUTIONS
  Net Investment Income.......................................................................           (0.53)           (0.13)
  Net Realized Gains..........................................................................           (0.05)              --
                                                                                                    ----------       ----------
  Total Distributions.........................................................................           (0.58)           (0.13)
                                                                                                    ----------       ----------
Net Asset Value, End of Period................................................................      $    10.20       $    10.23
                                                                                                    ----------       ----------
                                                                                                    ----------       ----------
Total Return..................................................................................            5.58%            3.60%#

Net Assets, End of Period (thousands).........................................................      $  131,066       $  104,644
  Ratio of Expenses to Average Net Assets (1).................................................            0.37%(a)         0.38%*(a)
  Ratio of Net Investment Income to Average Net Assets........................................            5.53%(a)         5.81%*(a)
  Portfolio Turnover Rate.....................................................................             N/A              N/A
  Portfolio Turnover Rate of Master Fund Series...............................................          153.67%          200.59%*

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratio of expenses to average net assets for the periods ended November 30, 1997 and 1996 would have been 0.38% and 0.41% and the ratios of net investment income to average net assets for the periods ended November 30, 1997 and 1996 would have been 5.52% and 5.78%.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which RWB/DFA Two-Year Government Portfolio (the "Portfolio") is presented in this report.

    As of the close of business on November 30, 1997, RWB/DFA Two-Year Government Portfolio redeemed its entire interest in The DFA Two-Year Government Series and received its share of the assets and liabilities of that series. Immediately following this transaction, that series was terminated.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 28, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provided investment advisory services to the Series. For the year ended November 30, 1997, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of 0.03% of its average daily net assets. RWBAS waived this fee through December 31, 1996.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation..............................  $     208
Gross Unrealized Depreciation..............................        (34)
                                                             ---------
Net........................................................  $     174
                                                             ---------
                                                             ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

F. COMPONENTS OF NET ASSETS:

    At November 30, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital........................................  $ 128,908
Undistributed Net Investment Income....................      1,852
Undistributed Net Realized Gain........................        132
Unrealized Appreciation of Investment Securities.......        174
                                                         ---------
                                                         $ 131,066
                                                         ---------
                                                         ---------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

    We have audited the accompanying statement of net assets of the Dimensional Investment Group Inc., RWB/DFA Two-Year Government Portfolio, as of November 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., RWB/DFA Two-Year Government Portfolio, as of November 30, 1997, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                DFA TWO-YEAR GOVERNMENT SERIES VS.
MERRILL LYNCH GOVERNMENTS, U.S. TREASURY, SHORT TERM (1-2.99 YEARS)
                      JULY 1996-NOVEMBER 1997
                         GROWTH OF $10,000
                                                                                            MERRILL LYNCH GOVERNMENTS,
                                                                         DFA TWO-YEAR       U.S. TREASURY, SHORT TERM
                                                                      GOVERNMENT SERIES           (1-2.99 YEARS)

                                                                                  $10,000                       $10,000
Jul-96                                                                            $10,040                       $10,039
                                                                                  $10,070                       $10,073
                                                                                  $10,160                       $10,165
                                                                                  $10,259                       $10,280
                                                                                  $10,329                       $10,359
                                                                                  $10,329                       $10,359
Jan-97                                                                            $10,379                       $10,408
                                                                                  $10,409                       $10,431
                                                                                  $10,398                       $10,427
                                                                                  $10,478                       $10,513
                                                                                  $10,549                       $10,584
                                                                                  $10,618                       $10,657
Jul-97                                                                            $10,728                       $10,775
                                                                                  $10,748                       $10,784
                                                                                  $10,818                       $10,866
                                                                                  $10,887                       $10,947
Nov-97                                                                            $10,916                       $10,973
Annualized Total Return (%)                                                      One Year                From July 1996
                                                                                     5.69                          6.39
The series seeks to maximize expected returns by
shifting maturities based on changes in the yield curve.
Using current prices, the strategy creates a matrix of
expected returns from different buy and sell strategies
and identifies the optimal maturity range for the highest
expected returns. Maturities are shifted if sufficient
premiums can be documented. Investments are made in U.S.
government securities with a maximum maturity of two
years.
The series' returns in fiscal 1997 reflected the
performance of its strategy.
Past performance is not predictive of future performance.
Merrill Lynch Governments, U.S. Treasury, Short-Term
(1-2.99 Years) courtesy of Merrill Lynch.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA TWO-YEAR GOVERNMENT SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Interest.............................................................................  $   6,901
                                                                                           ---------

EXPENSES
    Investment Advisory Services.........................................................        175
    Accounting & Transfer Agent Fees.....................................................         57
    Custodian's Fee......................................................................         14
    Legal Fees...........................................................................          4
    Audit Fees...........................................................................          2
    Shareholders' Reports................................................................          2
    Trustees' Fees and Expenses..........................................................         --
    Other................................................................................         15
                                                                                           ---------
        Total Expenses...................................................................        269
                                                                                           ---------
    Net Investment Income................................................................      6,632
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain on Investment Securities...........................................        134
    Change in Unrealized Appreciation (Depreciation) of Investment Securities............       (183)
                                                                                           ---------
    NET LOSS ON INVESTMENT SECURITIES....................................................        (49)
                                                                                           ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   6,583
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA TWO-YEAR GOVERNMENT SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                 YEAR        JUNE 7
                                                                                                ENDED          TO
                                                                                               NOV. 30,     NOV. 30,
                                                                                                 1997         1996
                                                                                             ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income..................................................................  $      6,632  $     2,648
    Net Realized Gain on Investment Securities.............................................           134          504
    Change in Unrealized Appreciation (Depreciation) of Investment Securities..............          (183)         357
                                                                                             ------------  -----------
        Net Increase in Net Assets Resulting from Operations...............................         6,583        3,509
                                                                                             ------------  -----------

Transactions in Interest:
    Contributions..........................................................................        39,504      109,613
    Withdrawals............................................................................      (150,734)      (8,475)
                                                                                             ------------  -----------
        Net Increase (Decrease) from Transactions in Interest..............................      (111,230)     101,138
                                                                                             ------------  -----------
        Total Increase (Decrease)..........................................................      (104,647)     104,647
NET ASSETS
    Beginning of Period....................................................................       104,647           --
                                                                                             ------------  -----------
    End of Period..........................................................................  $          0  $   104,647
                                                                                             ------------  -----------
                                                                                             ------------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA TWO-YEAR GOVERNMENT SERIES

                              FINANCIAL HIGHLIGHTS

                                                                                                                     JUNE 7,
                                                                                                       YEAR ENDED      TO
                                                                                                        NOV. 30,    NOV. 30,
                                                                                                          1997        1996
                                                                                                       ----------  -----------

Net Asset Value, Beginning of Period.................................................................  $      N/A+ $       N/A+
                                                                                                       ----------  -----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income..............................................................................          --           --
  Net Gains (Losses) on Securities (Realized and Unrealized).........................................          --           --
                                                                                                       ----------  -----------
  Total from Investment Operations...................................................................          --           --
                                                                                                       ----------  -----------
LESS DISTRIBUTIONS
  Net Investment Income..............................................................................          --           --
  Net Realized Gains.................................................................................          --           --
                                                                                                       ----------  -----------
  Total Distributions................................................................................          --           --
                                                                                                       ----------  -----------
Net Asset Value, End of Period.......................................................................  $      N/A+ $       N/A+
                                                                                                       ----------  -----------
                                                                                                       ----------  -----------
Total Return.........................................................................................         N/A+         N/A+

Net Assets, End of Period (thousands)................................................................  $        0  $   104,647
Ratio of Expenses to Average Net Assets..............................................................        0.23%        0.23%*
Ratio of Net Investment Income to Average Net Assets.................................................        5.67%        5.95%*
Portfolio Turnover Rate..............................................................................      153.67%      200.59%*

--------------

* Annualized

+ Not applicable as The DFA Two-Year Government Series is organized as a partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers fourteen portfolios. The DFA Two-Year Government Series (the "Series") is presented in this report.

    As of the close of business on November 30, 1997, The Series was liquidated and its assets and liabilities were distributed to its partners. Accordingly, these financial statements reflect this final distribution.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. FEDERAL INCOME TAXES: The Series is treated as a partnership for federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to its Feeder Funds.

    2. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.15 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the Series made the following purchases and sales of U.S. Government securities (amounts in thousands):

Purchases..............................................  $ 196,300
Sales..................................................    173,431

E. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

    We have audited the accompanying statement of operations of The DFA Investment Trust Company, The DFA Two-Year Government Series, for the year ended November 30, 1997, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of operations of The DFA Investment Trust Company, The DFA Two-Year Government Series, for the year ended November 30, 1997, and the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998